Convertible debentures (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Convertible Debentures [Abstract]
Finance costs	$ 63,263	$ 86,352	$ 21,000
Financing costs converted into common shares	$ 0	$ 0	$ 0